Quarterly Report
July 31, 2024
MFS®  Lifetime®  2065 Fund
L65-Q1

Portfolio of Investments
7/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.7%
Bond Funds – 4.2%
MFS Inflation-Adjusted Bond Fund - Class R6	54,078	$495,892
MFS Total Return Bond Fund - Class R6	39,021	372,654
		$868,546
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	14,732	$207,428
MFS Blended Research International Equity Fund - Class R6	167,244	2,289,576
MFS Emerging Markets Equity Fund - Class R6	5,913	207,763
MFS International Growth Fund - Class R6	16,606	728,679
MFS International Intrinsic Value Fund - Class R6	17,321	730,253
MFS International New Discovery Fund - Class R6	25,016	837,030
MFS Research International Fund - Class R6	34,911	832,632
		$5,833,361
Non-Traditional Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	294,165	$1,032,518
MFS Global Real Estate Fund - Class R6	60,174	1,033,183
		$2,065,701
U.S. Stock Funds – 55.3%
MFS Blended Research Core Equity Fund - Class R6	25,171	$958,745
MFS Blended Research Growth Equity Fund - Class R6	45,165	1,069,505
MFS Blended Research Mid Cap Equity Fund - Class R6	136,997	2,068,656
MFS Blended Research Small Cap Equity Fund - Class R6	31,268	516,231
MFS Blended Research Value Equity Fund - Class R6	67,104	1,136,745
MFS Growth Fund - Class R6	5,062	1,070,940
MFS Mid Cap Growth Fund - Class R6 (a)	32,632	1,041,927
MFS Mid Cap Value Fund - Class R6	29,731	1,034,050
MFS New Discovery Fund - Class R6 (a)	8,224	258,314
MFS New Discovery Value Fund - Class R6	13,440	259,264
MFS Research Fund - Class R6	15,935	959,470
MFS Value Fund - Class R6	21,706	1,139,352
		$11,513,199
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 5.39% (v)	474,099	$474,147
Total Investment Companies		$20,754,954

Other Assets, Less Liabilities – 0.3%		56,535
Net Assets – 100.0%		$20,811,489
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $20,754,954.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$20,754,954	$—	$—	$20,754,954
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$843,043	$146,971	$121,649	$2,669	$87,711	$958,745
MFS Blended Research Emerging Markets Equity Fund	184,410	34,372	24,994	805	12,835	207,428
MFS Blended Research Growth Equity Fund	934,078	170,020	149,390	7,163	107,634	1,069,505
MFS Blended Research International Equity Fund	2,007,781	409,364	304,062	7,879	168,614	2,289,576
MFS Blended Research Mid Cap Equity Fund	1,822,350	400,410	310,338	6,783	149,451	2,068,656
MFS Blended Research Small Cap Equity Fund	455,586	107,649	104,005	3,054	53,947	516,231
MFS Blended Research Value Equity Fund	1,003,057	223,471	156,679	2,587	64,309	1,136,745
MFS Commodity Strategy Fund	911,087	266,087	117,588	(1,539)	(25,529)	1,032,518
MFS Emerging Markets Equity Fund	184,252	35,085	25,023	893	12,556	207,763
MFS Global Real Estate Fund	912,373	198,568	178,381	1,944	98,679	1,033,183
MFS Growth Fund	933,984	190,576	151,062	4,532	92,910	1,070,940
MFS Inflation-Adjusted Bond Fund	439,719	111,107	67,318	(2,920)	15,304	495,892
MFS Institutional Money Market Portfolio	425,051	359,491	310,447	(2)	54	474,147
MFS International Growth Fund	638,532	130,630	93,502	2,058	50,961	728,679
MFS International Intrinsic Value Fund	638,262	144,483	104,411	1,938	49,981	730,253
MFS International New Discovery Fund	732,703	163,256	111,527	2,009	50,589	837,030
MFS Mid Cap Growth Fund	911,144	213,713	132,565	75	49,560	1,041,927
MFS Mid Cap Value Fund	912,491	208,066	170,380	3,882	79,991	1,034,050
MFS New Discovery Fund	227,781	51,475	40,304	854	18,508	258,314
MFS New Discovery Value Fund	227,871	57,534	51,276	1,839	23,296	259,264
MFS Research Fund	843,017	162,684	116,970	1,847	68,892	959,470
MFS Research International Fund	730,238	163,058	113,528	1,994	50,870	832,632
MFS Total Return Bond Fund	331,066	76,664	49,286	(122)	14,332	372,654
MFS Value Fund	1,003,602	236,583	173,825	2,573	70,419	1,139,352
	$18,253,478	$4,261,317	$3,178,510	$52,795	$1,365,874	$20,754,954
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	1,657	966
MFS Inflation-Adjusted Bond Fund	8,473	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,428	$—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	1,136	466
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	3,996	—
MFS Value Fund	5,831	—
	$27,521	$1,432
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